Shareholder Report, Holdings (Details) - C000246534	Jun. 30, 2026
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.50%